Reinsurance	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2025		2024		2023
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$84,208	$82,847	$75,893	$72,169	$62,721	$59,881
Ceded premiums:
Regulated	(578)	(582)	(620)	(619)	(535)	(545)
Non-Regulated	(456)	(604)	(849)	(751)	(636)	(671)
Total ceded premiums	(1,034)	(1,186)	(1,469)	(1,370)	(1,171)	(1,216)
Net premiums	$83,174	$81,661	$74,424	$70,799	$61,550	$58,665
Regulated refers to federal or state run plans and primarily includes the following:
•Federal reinsurance plan
◦National Flood Insurance Program (NFIP)
•State-provided reinsurance facilities
◦Michigan Catastrophic Claims Association (MCCA)
◦North Carolina Reinsurance Facility (NCRF)
◦Florida Hurricane Catastrophe Fund (FHCF)
•State-mandated involuntary plans
◦Commercial Automobile Insurance Procedures/Plans (CAIP)
Non-Regulated refers to voluntary external reinsurance. We generally do not reinsure our personal vehicle businesses. For our personal property business, we have both property catastrophic excess of loss and aggregate excess of loss reinsurance agreements. In our Commercial Lines business, we reinsure certain of our TNC business and our Fleet & Specialty workers’ compensation insurance and commercial auto products under either a quota share reinsurance agreement or a combination of quota share and excess of loss agreements.
The decrease in ceded written and earned premiums in 2025, compared to 2024, was primarily attributable to our Non-Regulated plans, driven by certain TNC business policies not renewing during 2025 and a decrease in the percentage of premiums to be ceded for the 2025-2026 catastrophe excess of loss program.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2025		2024		2025		2024
Regulated:
MCCA	$2,623	64%	$2,381	50%	$27	14%	$29	9%
CAIP	248	6	415	9	0	0	0	0
NCRF	229	6	214	4	82	42	85	24
FHCF	16	0	169	3	0	0	0	0
NFIP	12	0	361	8	69	35	69	20
Other	5	0	5	0	1	0	1	0
Total Regulated	3,133	76	3,545	74	179	91	184	53
Non-Regulated:
Commercial Lines	916	23	1,137	24	7	3	157	45
Personal property	30	1	78	2	11	6	8	2
Other	4	0	5	0	0	0	0	0
Total Non-Regulated	950	24	1,220	26	18	9	165	47
Total	$4,083	100%	$4,765	100%	$197	100%	$349	100%
The decrease in our reinsurance recoverables in 2025, compared to 2024, was largely due to the ongoing settlement of Hurricanes Helene and Milton losses and allocated LAE claims that were incurred in 2024. Additional decreases were due to the run-off of certain Commercial Lines and CAIP reinsurance programs. These decreases were partially offset by increased recoverables on the MCCA program.
Our prepaid reinsurance premiums decreased in 2025, primarily due to the previously described nonrenewal of certain policies in our TNC business.
Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.
For our Non-Regulated reinsurers, we routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established. For at-risk uncollateralized recoverable balances, we evaluate several reinsurer specific factors, including reinsurer credit quality rating, credit rating outlook, historical experience, reinsurer surplus, recoverable duration, and collateralization composition in respect to our net exposure (i.e., the reinsurance recoverable amount less premiums payable to the reinsurer, where the right to offset exists). At December 31, 2025 and 2024, the allowance for credit losses related to these contracts was not material to our financial condition or results of operations.